Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
REVENUES:
Voyage revenue	$ 230,010	$ 183,331
EXPENSES:
Voyage expenses	(2,479)	(3,037)
Voyage expenses-related parties (Note 3)	(1,952)	(1,588)
Vessels’ operating expenses	(58,164)	(52,842)
General and administrative expenses	(1,401)	(1,535)
General and administrative expenses – related parties (Note 3)	(2,795)	(3,377)
Management fees-related parties (Note 3)	(10,827)	(9,551)
Amortization of dry-docking and special survey costs (Note 7)	(4,471)	(3,358)
Depreciation (Notes 6, 11 and 20)	(55,719)	(45,963)
Amortization of prepaid lease rentals, net (Notes 11 and 12)	(4,042)	(4,041)
Loss on sale / disposal of vessels, net (Note 6)	(18,420)	(861)
Vessels impairment loss (Notes 6 and 7)	(3,042)	0
Foreign exchange gains / (losses), net	17	(18)
Operating income	66,715	57,160
OTHER INCOME / (EXPENSES):
Interest income	1,686	1,878
Interest and finance costs (Note 16)	(45,316)	(29,378)
Swaps breakage cost (Note 18)	0	(1,234)
Equity gain on investments (Note 9)	4,299	5,199
Other, net	327	95
Loss on derivative instruments, net (Note 18)	(575)	(253)
Total other expenses	(39,579)	(23,693)
Net Income	27,136	33,467
Earnings allocated to Preferred Stock (Note 15)	(15,547)	(14,782)
Net income available to Common Stockholders	$ 11,589	$ 18,685
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.10	$ 0.17
Weighted average number of shares, basic (Note 15) (in shares)	113,540,975	109,340,800
Weighted average number of shares, diluted (Note 15) (in shares)	116,490,307	109,340,800